Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee expenses [Abstract]
Salary and related expenses	$ 4,337	$ 1,862	$ 4
Social security costs	382	115	1
Shared based compensation expense	1,671	366	0
Total employee expenses	$ 6,390	$ 2,343	$ 5